Note 19 - Related Party Balances and Transactions (Details Textual)	9 Months Ended
	Sep. 30, 2020 CAD ($)	Sep. 30, 2019 CAD ($)
Statement Line Items [Line Items]
Key management personnel compensation	$ 279,266	$ 238,500
Number of share options granted in share-based payment arrangement	450,000	1,050,000
Corporations controlled by directors and officers of the entity [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	$ 15,300	$ 77,506
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement		212,000